Operating segments	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Operating segments
8.	Operating segments

(a)	Segment information

General	descriptions of operating segments as of December 31, 2025 are as follows:

Segment	Description
Banking	Credit to customers, lending to and receiving deposits from customers, and its accompanying work

Credit card	Sales of credit cards, short-term and long-term card loan services, installment financing, lease and its accompanying work

Securities	Securities trading, consignment trading, underwriting and its accompanying work

Insurance	Life insurance business, non-life insurance business and its accompanying work

Credit	Facility rental, new technology business financing, others and its accompanying work
Others	Business segments that do not belong to the above segments, such as real estate trust, investment advisory services, venture business investment and other remaining business

(b)	The operating income (expense) and net income by operating segment for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income	~~W~~	8,548,138	1,895,298	443,676	(198,785)	248,804	125,238	(244,447)	10,817,922
Net fees and commission income (expense)		748,044	968,665	500,441	(3,210)	17,463	391,122	24,681	2,647,206
Reversal of (provision for) allowance for credit loss		(914,848)	(883,956)	(152,146)	(16,116)	(177,912)	(99,203)	(322)	(2,244,503)
General and administrative expenses		(3,876,485)	(778,564)	(720,835)	(218,820)	(80,106)	(403,395)	182,868	(5,895,337)
Other income (expense), net		(495,331)	(267,959)	181,927	1,087,789	335,205	327,511	(393,580)	775,562
Operating income (expense)		4,009,518	933,484	253,063	650,858	343,454	341,273	(430,800)	6,100,850
Equity method income (loss)		8,556	(2,831)	93	(302)	66,918	664	51,990	125,088
Income tax expense		936,472	218,332	36,239	167,417	89,849	81,695	(43,044)	1,486,960

Profit for the year	~~W~~	2,969,829	725,171	100,840	464,617	304,024	243,928	(330,409)	4,478,000

Controlling interest	~~W~~	2,969,519	723,845	100,915	464,617	304,024	243,928	(438,813)	4,368,035
Non-controlling interests		310	1,326	(75)	—	—	—	108,404	109,965

	2024
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income (expense)	~~W~~	8,988,515	1,931,171	573,375	(135,352)	143,672	92,600	(191,679)	11,402,302
Net fees and commission income (expense)		867,909	934,519	535,910	(4,380)	17,442	336,957	26,517	2,714,874
Reversal of (provision for) credit loss allowance		(425,429)	(917,239)	(136,466)	(6,237)	(151,258)	(375,991)	(654)	(2,013,274)
General and administrative expenses		(3,983,172)	(855,125)	(786,141)	(201,994)	(65,273)	(437,691)	213,156	(6,116,240)
Other income (expense), net		(507,922)	(215,670)	95,227	1,055,611	177,677	548,614	(682,529)	471,008

Operating income (expense)		4,939,901	877,656	281,905	707,648	122,260	164,489	(635,189)	6,458,670
Equity method income (loss)		9,856	(4,053)	(558)	(894)	25,148	(5,453)	(47,868)	(23,822)
Income tax expense		1,040,924	224,731	54,238	193,041	27,044	52,899	(121,955)	1,470,922

Profit for the year	~~W~~	3,610,084	671,506	179,160	510,998	116,948	(124,845)	(405,681)	4,558,170

Controlling interest	~~W~~	3,609,620	668,392	179,157	510,998	116,948	(124,845)	(510,093)	4,450,177
Non-controlling interests		464	3,114	3	—	—	—	104,412	107,993

	2025
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net interest income (expense)	~~W~~	9,332,810	1,947,497	572,266	(146,977)	102,274	77,314	(190,728)	11,694,456
Net fees and commission income (expense)		1,051,527	763,885	690,164	(8,814)	22,959	377,488	24,002	2,921,211
Reversal of (provision for) credit loss allowance		(666,420)	(911,601)	(116,592)	(4,840)	(239,571)	(62,605)	(1,336)	(2,002,965)
General and administrative expenses		(4,260,611)	(889,822)	(804,320)	(191,106)	(65,588)	(443,479)	252,426	(6,402,500)
Other income (expense), net		(279,671)	(167,895)	146,960	1,110,751	221,419	325,066	(543,475)	813,155

Operating income (expense)		5,177,635	742,064	488,478	759,014	41,493	273,784	(459,111)	7,023,357
Equity method income (loss)		14,295	12,794	32,636	(2,428)	96,362	8,249	59,317	221,225
Income tax expense		1,250,175	176,969	104,732	280,406	28,266	7,813	(3,871)	1,844,490

Profit for the year	~~W~~	3,685,246	584,711	381,605	475,399	108,273	275,426	(426,141)	5,084,519

Controlling interest	~~W~~	3,684,190	581,251	381,617	475,399	108,273	275,426	(534,595)	4,971,561
Non-controlling interests		1,056	3,460	(12)	—	—	—	108,454	112,958

(c)	Net interest income from external customers by segment and inter-segment net interest income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,557,545	1,961,035	449,835	(208,812)	265,943	36,700	(244,324)	10,817,922
Internal-segment transactions		(9,407)	(65,737)	(6,159)	10,027	(17,139)	88,538	(123)	—

	~~W~~	8,548,138	1,895,298	443,676	(198,785)	248,804	125,238	(244,447)	10,817,922

	2024
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	8,987,390	1,997,334	596,982	(129,874)	170,737	1,207	(221,474)	11,402,302
Inter-segment transactions		1,125	(66,163)	(23,607)	(5,478)	(27,065)	91,393	29,795	—

	~~W~~	8,988,515	1,931,171	573,375	(135,352)	143,672	92,600	(191,679)	11,402,302

	2025
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment (*)	Total
Net interest income from:
External customers (*)	~~W~~	9,330,010	1,997,682	595,111	(142,326)	119,698	(1,078)	(204,641)	11,694,456
Inter-segment transactions		2,800	(50,185)	(22,845)	(4,651)	(17,424)	78,392	13,913	—

	~~W~~	9,332,810	1,947,497	572,266	(146,977)	102,274	77,314	(190,728)	11,694,456

(*)	Consolidated adjustments to net interest income from external customers relate to the fair value measurement of securities and other assets arising from business combination accounting.

(d)	Net fee and commission income from external customers by segment and inter-segment net fees and commission income for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fees and commission income from:
External customers	~~W~~	794,021	1,019,262	507,109	2,151	14,917	309,746	—	2,647,206
Internal-segment transactions		(45,977)	(50,597)	(6,668)	(5,361)	2,546	81,376	24,681	—

	~~W~~	748,044	968,665	500,441	(3,210)	17,463	391,122	24,681	2,647,206

	2024
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fee and commission income from:
External customers	~~W~~	911,057	984,884	541,673	3,561	15,910	257,789	—	2,714,874
Inter-segment transactions		(43,148)	(50,365)	(5,763)	(7,941)	1,532	79,168	26,517	—

	~~W~~	867,909	934,519	535,910	(4,380)	17,442	336,957	26,517	2,714,874

	2025
	Banking		Credit card	Securities	Insurance	Credit	Others	Consolidation adjustment	Total
Net fee and commission income from:
External customers	~~W~~	1,087,979	817,107	697,178	1,310	22,216	295,421	—	2,921,211
Inter-segment transactions		(36,452)	(53,222)	(7,014)	(10,124)	743	82,067	24,002	—

	~~W~~	1,051,527	763,885	690,164	(8,814)	22,959	377,488	24,002	2,921,211

(e)	Financial information of geographical area

i)	Operating income from external customers for the years ended December 31, 2023, 2024 and 2025 are as follows:

	2023		2024	2025
Domestic	~~W~~	5,088,487	5,180,020	5,642,133
Overseas (*)		1,012,363	1,278,650	1,381,224

	~~W~~	6,100,850	6,458,670	7,023,357

(*)
These are cases where revenue from external customers attributed to specific foreign countries is material, with Vietnam and Japan as relevant cases. As of December 31, 2023, 2024 and 2025, operating income recognized for Vietnam amounted to
~~W~~
275,581 million,
~~W~~
332,717 million and
~~W~~
 332,114 million, respectively. For Japan, it amounted to
~~W~~
187,466 million,
~~W~~
218,393 million and
~~W~~
256,027 million, respectively.

ii)	Non-current assets as of December 31, 2024 and 2025 are as follows:

	2024		2025
Domestic	~~W~~	10,185,952	9,797,256
Overseas		419,469	860,708

	~~W~~	10,605,421	10,657,964

(*)	Non-current assets comprise property and equipment, investment properties, and intangible assets.